Subsidy Income(Details Textual) (USD $)	3 Months Ended		12 Months Ended				3 Months Ended											1 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Mar. 31, 2014 Bank of China [Member] November 20, 2014 [Member]	Mar. 31, 2014 Bank of China [Member] November 5, 2014 [Member]	Mar. 31, 2014 Industrial and Commercial Bank of China [Member] September 15, 2014 [Member] Individual	Mar. 31, 2014 Industrial and Commercial Bank of China [Member] August 24, 2014 [Member]	Mar. 31, 2014 Industrial and Commercial Bank of China [Member] October 1, 2014 [Member]	Mar. 31, 2014 Agricultural Development Bank of China [Member] January 29, 2014 [Member]	Mar. 31, 2014 Agricultural Development Bank of China [Member] December 20, 2013 [Member]	Mar. 31, 2014 Agricultural Development Bank of China [Member] January 10, 2013 [Member]	Mar. 31, 2014 Agricultural Development Bank of China [Member] September 19, 2013 [Member]	Mar. 31, 2014 Agricultural Development Bank of China [Member] September 23, 2014 [Member]	Mar. 31, 2014 Agricultural Development Bank of China [Member] September 24, 2014 [Member]	Mar. 31, 2014 Agricultural Development Bank of China [Member] November 21, 2014 [Member]	Mar. 31, 2014 Agricultural Development Bank of China [Member] September 24, 2013 [Member]	Apr. 22, 2014 Subsequent Event [Member]
Subsidy Income (Textual)
Subsidy Income	$ 27,732	$ 104,064	$ 118,440	$ 942,095
Interest Expense	(237,964)	197,103	817,096	495,850
Subsidies for operating in poverty and minority area	27,732
Loans payable, annual interest rate					6.00%	6.00%	6.00%	6.00%	6.00%	6.00%	6.00%	6.00%	6.00%	6.00%	6.00%	6.00%	6.00%
Subsidy Received From Local Government	494,146		176,594	1,234,730
Subsidies For Bank Interest Expenses	$ 466,414	$ 58,154																$ 34,000
Number Of Individuals							2